7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

September 9, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Partners, Inc.

      (SEC File Nos. 333-32575; 811-08319)

Ladies and Gentlemen:

On behalf of Voya Partners, Inc. (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 1, 2016, to the Adviser Class, Initial Class, Service Class, and Service 2 Class Prospectus dated May 1, 2016 for VY® JPMorgan Mid Cap Value Portfolio.

The purpose of the filing is to submit the 497(e) filing dated September 1, 2016 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul Caldarelli
Paul Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds